Document and Entity Information	Mar. 24, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001629137
Document Type	8-K
Document Period End Date	Mar. 24, 2022
Entity Registrant Name	Global Blood Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37539
Entity Tax Identification Number	27-4825712
Entity Address, Address Line One	181 Oyster Point Blvd.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	741-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	GBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false